UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10549

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Investments – 148.1% (98.7% of Total Investments)

	Education and Civic Organizations – 25.8% (17.1% of Total Investments)
$ 1,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	$ 1,043,790
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
155	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/22 at 100.00	AA–	174,431
	Mellon University, Series 2012A, 5.000%, 3/01/24
800	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	801,712
	Immaculate University, Series 2005, 5.500%, 10/15/25
720	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	730,872
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
450	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern University, Series	10/16 at 100.00	N/R	403,421
	2006, 4.500%, 10/01/27 – RAAI Insured
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
340	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	375,292
165	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	181,616
180	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon	5/17 at 100.00	N/R	174,762
	University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured
1,265	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology,	5/22 at 100.00	A	1,277,410
	Series 2012, 5.000%, 5/01/32
200	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/20 at 100.00	BBB+	204,608
	University, Series 2010, 5.625%, 4/01/40
80	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	N/R	78,404
	RAAI Insured
1,050	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	AA	1,079,390
	Higher Education, Series 2008AH, 5.000%, 6/15/33
285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	286,074
	2006, 4.750%, 5/01/31
610	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	A	612,269
	2007A, 5.000%, 5/01/37 – NPFG Insured
600	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Gwynedd Mercy College,	5/22 at 100.00	BBB	571,638
	Series 2012-KK1, 5.375%, 5/01/42
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	Aa3	881,232
	Series of 2006, 5.000%, 4/01/21 – NPFG Insured
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/22 at 100.00	Aa3	2,039,320
	Series of 2012, 5.000%, 4/01/42
90	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	9/22 at 100.00	A+	91,309
	University, Series 2012, 5.000%, 3/01/42
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the
	Sciences in Philadelphia, Series 2012:
140	4.000%, 11/01/39	11/22 at 100.00	A3	120,383
265	5.000%, 11/01/42	11/22 at 100.00	A3	265,564
530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership	1/15 at 100.00	N/R	327,593
	Learning Partners, Series 2005A, 5.375%, 7/01/36
120	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter	8/20 at 100.00	BBB+	124,646
	School Project, Series 2010, 6.000%, 8/01/35
400	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	6/20 at 100.00	BB–	399,704
	Performing Arts Charter School, Series 2013, 6.750%, 6/15/43
270	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen	5/16 at 100.00	BBB–	273,942
	Preparatory Charter School, Series 2006, 6.250%, 5/01/33
600	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton	3/21 at 100.00	A1	635,004
	County Area Community College, Series 2011, 5.500%, 3/01/31
50	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A	50,725
	2010, 5.000%, 11/01/40
13,165	Total Education and Civic Organizations			13,205,111
	Health Care – 26.6% (17.7% of Total Investments)
610	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Ba3	504,562
	General Hospital, Series 2005A, 5.125%, 4/01/35
435	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	N/R	462,248
	2005, 6.000%, 11/15/16
650	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System,	5/21 at 100.00	AA–	681,233
	Inc., Series 2012, 5.000%, 5/15/26
835	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical	5/22 at 100.00	AA	820,671
	Center Project, Series 2012A, 5.000%, 11/01/44
595	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011,	12/21 at 100.00	AA–	603,931
	5.375%, 12/01/41
500	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	483,300
	System Project, Series 2012A, 5.000%, 6/01/42
300	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Ba2	311,097
	Center Project, Series 2010A, 7.000%, 7/01/27
95	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	Aa3	95,988
	2007, 5.000%, 11/01/37 – CIFG Insured
835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg	7/20 at 100.00	A+	846,022
	Hospital Project, Series 2010, 5.375%, 7/01/42
270	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton	7/16 at 100.00	N/R	260,677
	County Medical Center Project, Series 2006, 5.900%, 7/01/40
475	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster	1/22 at 100.00	AA–	475,907
	General Hospital Project, Tender Option Bond 4234, 13.680%, 1/01/36 (IF)
600	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	11/13 at 100.00	B+	546,960
	Hospital Project, Series 2002, 5.900%, 11/15/28
740	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AA–	741,088
	Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured
290	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	No Opt. Call	A+	237,284
	Health Network, Series 2012B, 4.000%, 7/01/43
1,155	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AA–	1,161,491
	Series 2007, 5.000%, 11/01/37 – AGC Insured
850	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	No Opt. Call	A	731,927
	Series 2012, 4.000%, 11/01/32
160	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	A	160,093
	Series 2007, 5.125%, 1/01/37
200	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/22 at 100.00	A	195,468
	Series 2012A, 5.000%, 1/01/41
350	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	6/22 at 100.00	A	356,864
	Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31
175	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	184,107
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
925	Montgomery County Industrial Development Authority, Pennsylvania, Health Facilities Revenue	4/22 at 100.00	AA	903,087
	Bonds, Jefferson Health System, Series 2012A, 5.000%, 10/01/41
620	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/22 at 100.00	AA–	612,498
	Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42
300	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	297,789
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
350	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	AA	356,773
	Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975, 13.670%,
	7/01/19 (IF)
450	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BB+	398,394
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
260	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series	12/15 at 100.00	BBB–	261,955
	2005, 5.000%, 12/01/25 – RAAI Insured
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2011:
100	6.250%, 1/01/31	1/21 at 100.00	BBB+	107,951
335	6.500%, 1/01/36	1/21 at 100.00	BBB+	364,182
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B:
220	5.625%, 1/01/32	1/22 at 100.00	BBB+	223,674
250	5.750%, 1/01/41	1/22 at 100.00	BBB+	260,215
13,930	Total Health Care			13,647,436
	Housing/Multifamily – 2.2% (1.5% of Total Investments)
200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	207,882
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University	No Opt. Call	BBB–	46,142
	Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania,
	Series 2012, 5.000%, 10/01/44
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	BBB+	775,016
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured
120	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa3	110,437
	Bonds, PresbyHomes Germantown-Morrisville Project, Series 2005A, 5.625%, 7/01/35
1,170	Total Housing/Multifamily			1,139,477
	Housing/Single Family – 6.2% (4.1% of Total Investments)
1,100	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,111,429
	4.600%, 10/01/27 (Alternative Minimum Tax) (UB)
270	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	272,155
	4.850%, 10/01/31 (Alternative Minimum Tax) (UB)
40	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112,	10/20 at 100.00	AA+	40,971
	5.000%, 10/01/25
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
565	3.300%, 10/01/32	No Opt. Call	AA+	464,667
245	3.650%, 10/01/37	No Opt. Call	AA+	203,715
350	3.700%, 10/01/42	No Opt. Call	AA+	286,752
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds
	Trust 3950:
665	12.662%, 4/01/27 (IF)	4/21 at 100.00	AA+	677,063
75	10.776%, 4/01/33 (IF) (4)	10/22 at 100.00	AA+	42,686
130	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds	10/22 at 100.00	AA+	89,055
	Trust 4296, 14.696%, 4/01/29 (Alternative Minimum Tax) (IF) (4)
3,440	Total Housing/Single Family			3,188,493
	Industrials – 1.5% (1.0% of Total Investments)
400	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	BB–	405,120
	Steel Corporation, Series 2005, 5.500%, 11/01/16
255	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	11/22 at 100.00	A1	263,826
	Bonds, Amtrak Project, Series 2012A, 5.000%, 11/01/27 (Alternative Minimum Tax)
105	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	BBB	104,928
	Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory put 12/01/15)
760	Total Industrials			773,874
	Long-Term Care – 8.7% (5.8% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community
	at Telford Center, Series 2007:
250	5.750%, 1/01/27	1/17 at 100.00	N/R	249,408
400	5.750%, 1/01/37	1/17 at 100.00	N/R	376,484
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	1,051,910
	Ministries Project, Series 2009, 6.375%, 1/01/39
300	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	BBB+	291,711
	Ministries, Series 2007, 5.000%, 1/01/36
300	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010,	6/17 at 100.00	BBB	310,701
	5.000%, 6/01/21
205	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes	11/16 at 100.00	A	202,347
	Project, Series 2006, 5.000%, 11/01/36
50	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s	4/22 at 100.00	BB+	45,015
	Retirement Community, Inc. , Series 2012, 5.000%, 4/01/33
185	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	190,903
	Series 2008A, 6.375%, 7/01/30
785	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds,	12/14 at 100.00	N/R	785,424
	Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26
200	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds,	5/22 at 100.00	A–	204,826
	ACTS Retirement-Life Communities, Inc., Series 2012, 5.000%, 11/15/26
750	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	1/14 at 100.00	Baa1	750,570
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/23 – AMBAC Insured
4,425	Total Long-Term Care			4,459,299
	Materials – 1.9% (1.3% of Total Investments)
280	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	289,164
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/13 at 100.00	N/R	704,813
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
1,030	Total Materials			993,977
	Tax Obligation/General – 27.1% (18.1% of Total Investments)
1,135	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/37	12/22 at 100.00	A+	1,137,440
4,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A+	4,522,880
	Series 2002, 5.750%, 7/01/17 (UB)
1,375	Heidelberg, Lebanon County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2011,	12/16 at 100.00	A	1,383,181
	5.125%, 12/01/46
1,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2008B, 5.000%, 12/15/27 –	6/18 at 100.00	AA–	986,920
	AGM Insured
1,000	Pennsylvania State, General Obligation Bonds, Second Series 2010A, 5.000%, 5/01/14	No Opt. Call	AA	1,036,330
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	Aa3	372,146
	6/01/34 – FGIC Insured
725	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2	798,907
950	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement	7/15 at 100.00	AA–	952,347
	Series 2005, 5.000%, 7/15/35 – AGM Insured
275	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A1	298,161
225	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AA–	252,207
340	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	2/18 at 100.00	Aa2	266,482
	Series 2012, 3.000%, 2/15/34
2,510	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	A	1,055,380
	0.000%, 1/15/32 – FGIC Insured
125	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	121,853
125	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	115,420
600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 –	12/15 at 100.00	AA	622,578
	NPFG Insured
14,760	Total Tax Obligation/General			13,922,232
	Tax Obligation/Limited – 23.1% (15.4% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	7/15 at 101.00	N/R	971,820
	Project, Series 2004, 5.600%, 7/01/23
250	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/22 at 100.00	Baa2	239,588
	Bonds, Series 2012A, 5.000%, 5/01/35
1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/19 at 100.00	AA–	1,563,015
	Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured
4,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J,	9/13 at 100.00	Baa1	3,730,233
	5.000%, 9/01/22 – NPFG Insured
1,100	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue	No Opt. Call	Aaa	1,235,982
	Bonds, Series 2012A, 5.000%, 7/01/16
610	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A,	12/18 at 100.00	AA	626,086
	5.000%, 12/01/32 – NPFG Insured
1,200	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AA–	1,397,460
	7/15/18 – AGM Insured
660	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/22 at 100.00	AA–	706,589
	Excise Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/26 – AGC Insured
655	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A	602,593
	7/01/33 – NPFG Insured
710	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	177,678
	0.000%, 7/01/32 – FGIC Insured
240	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax	7/17 at 100.00	N/R	230,215
	Increment Bonds, Series 2006A, 5.450%, 7/01/35
345	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Tender	8/23 at 100.00	A+	357,951
	Option Bond Trust 1171, 17.473%, 8/15/37 (IF) (4)
12,270	Total Tax Obligation/Limited			11,839,210
	Transportation – 12.0% (8.0% of Total Investments)
720	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	737,827
	5.000%, 1/01/40
840	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	No Opt. Call	BBB–	918,448
	District Project, Series 2012, 5.000%, 1/01/23
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue
	Bonds, Series 2010A:
875	0.000%, 12/01/34	12/20 at 100.00	AA	799,724
250	5.000%, 12/01/38	12/19 at 100.00	AA	253,640
1,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA	1,014,220
	Revenue, Series 2011B, 5.000%, 12/01/41
670	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 –	6/16 at 100.00	A+	709,423
	AMBAC Insured
150	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	151,286
	2010B-1, 5.000%, 12/01/37
1,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA	953,670
	6/01/33 – AGM Insured
500	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG	6/15 at 100.00	A+	463,390
	Insured (Alternative Minimum Tax)
180	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	9/13 at 100.00	A	155,068
	5.000%, 9/15/33 – FGIC Insured
6,185	Total Transportation			6,156,696
	U.S. Guaranteed – 2.9% (2.0% of Total Investments) (5)
315	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne	1/17 at 100.00	Baa1 (5)	357,068
	Charter High School, Series 2006A, 5.250%, 1/01/27 (Pre-refunded 1/01/17)
40	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	A (5)	48,322
	NPFG Insured (ETM)
225	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A+ (5)	239,526
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
850	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds,	11/13 at 100.00	A+ (5)	860,778
	Series 2003, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – FGIC Insured
1,430	Total U.S. Guaranteed			1,505,694
	Utilities – 4.3% (2.9% of Total Investments)
900	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB–	869,211
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35
	(Mandatory put 4/02/18)
145	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AA–	146,095
	5.000%, 9/01/26 – AGM Insured
1,240	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	BBB+	1,202,688
	AMBAC Insured
2,285	Total Utilities			2,217,994
	Water and Sewer – 5.8% (3.8% of Total Investments)
245	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	274,407
	4015, 13.382%, 12/01/19 (IF) (4)
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AA–	600,402
	2004, 5.000%, 7/15/22 – AGM Insured
400	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue	12/19 at 100.00	A1	414,444
	Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39
500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua	10/19 at 100.00	AA–	502,600
	Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39
400	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA–	415,548
	7/01/28 – AGM Insured
750	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	751,808
2,895	Total Water and Sewer			2,959,209
$ 77,745	Total Long-Term Investments (cost $76,998,923)			76,008,702

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Short-Term Investments – 1.9% (1.3% of Total Investments)

	Education and Civic Organizations – 1.9% (1.3% of Total Investments)
$ 1,000	Pennsylvania State University, General Revenue Bonds, Variable Rate Demand Obligations, Tender	No Opt. Call	A-1	$ 1,000,000
	Option Bonds Trust 3704Z, 0.070%, 3/01/18 (6)
	Total Short-Term Investments (cost $1,000,000)			1,000,000
	Total Investments (cost $77,998,923) – 150.0%			77,008,702
	Floating Rate Obligations – (7.4)%			(3,810,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (47.8)% (7)			(24,550,000)
	Other Assets Less Liabilities – 5.2%			2,702,397
	Net Assets Applicable to Common Shares – 100%			$ 51,351,099

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$76,008,702	$ —	$76,008,702
Short-Term Investments:
Municipal Bonds	—	1,000,000	—	1,000,000
Total	$ —	$77,008,702	$ —	$77,008,702

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $74,413,307.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 1,939,810
Depreciation	(3,157,121)
Net unrealized appreciation (depreciation) of investments	$(1,217,311)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.9%
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013